Accounts Receivable, net (Details) - Allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of allowances
Balance at beginning of the year	¥ 275,526	¥ 280,987	¥ 189,971
Allowance made during the year	87,219	71,104	125,691
Recoveries	(91,965)	(55,721)	(34,675)
Amount written off against the allowance	(10,960)	(20,844)
Balance at end of the year	¥ 259,820	¥ 275,526	¥ 280,987